Dividends - Schedule of dividends payable (Parenthetical) (Details) - shares	May 01, 2023	May 01, 2019
Disclosure Of Interim Dividends Paid [Line Items]
Number of preferred shares converted into common shares	17,482,000
Preferred Stock Issue [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Number of preferred shares converted into common shares		17,482,000